Acquisition of Anax Container Carrier S.A. (M/V Hyundai Prestige) - Pro Forma Financial Information (Table) (Details) (Anax Container Carrier S.A., USD $)
In Thousands, except Per Share data, unless otherwise specified
12 Months Ended
Dec. 31, 2013
Anax Container Carrier S.A.
Business Acquisition
Total revenues	$ 176,535
Partnership's net income	100,624
Preferred unit holders' interest in Partnership's net income	18,805
General Partner's interest in Partnership's net income	1,621
Common unit holders interest in Partnership's net income	$ 80,198
Net income per common unit basic	$ 1.05
Net income per common unit diluted	$ 1.02